Earnings Per Share - Reconciliation of Basic and Diluted Earnings (Loss) Per Share (Parenthetical) (Detail) - shares	3 Months Ended		6 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti dilutive securities	0	7,400,000	0	7,400,000
Restricted Stock Units [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti dilutive securities				1,600,000